BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:         Protective Life Insurance Company

Protective Variable Life Separate Account

Premiere II and Premiere III

Filing Pursuant to Rule 497(j) for

File No. 333-52215; 811-07337

Commissioners:

On behalf of Protective Life Insurance Company and the Protective Variable Life Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Premiere II and Premiere III”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective Variable Life Separate Account as filed electronically with the Commission on April 24, 2024.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage